EQUITABLE AMERICA VARIABLE ACCOUNT L

FINANCIAL STATEMENTS

December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Equitable America Variable Account L indicated in the table below as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Equitable America Variable Account L as of December 31, 2025, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income	EQ/Moderate Allocation
1290 VT GAMCO Small Company Value	EQ/Moderate-Plus Allocation
1290 VT Socially Responsible	EQ/Money Market
BNY Mellon Stock Index Fund, Inc.	EQ/Morgan Stanley Small Cap Growth
EQ/AB Small Cap Growth	EQ/PIMCO Ultra Short Bond
EQ/Aggressive Allocation	EQ/Quality Bond PLUS
EQ/All Asset Growth Allocation	EQ/Small Company Index
EQ/Capital Group Research	EQ/Value Equity
EQ/Conservative Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Conservative-Plus Allocation	Franklin Income VIP Fund
EQ/Core Bond Index	Franklin Rising Dividends VIP Fund
EQ/Core Plus Bond	Invesco V.I. Diversified Dividend Fund
EQ/Global Equity Managed Volatility	Invesco V.I. Global Core Equity Fund
EQ/Intermediate Government Bond	Invesco V.I. Global Fund
EQ/Janus Enterprise	Invesco V.I. Health Care Fund
EQ/JPMorgan Growth Stock Portfolio	Invesco V.I. Technology Fund
EQ/Large Cap Growth Managed Volatility	Janus Henderson Balanced Portfolio
EQ/Large Cap Value Index	Janus Henderson Enterprise Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Forty Portfolio
EQ/Loomis Sayles Growth Portfolio	Janus Henderson Global Research Portfolio
EQ/MFS International Growth	Janus Henderson Overseas Portfolio
EQ/Mid Cap Index	MFS® Utilities Series
EQ/Mid Cap Value Managed Volatility	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account L since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

Equitable America Variable Account L

Statement of Assets and Liabilities

December 31, 2025

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$8,166,028	$76,375,644	$2,789,927	$31,702,337	$789,914	$1,962,775
Receivable for shares of the Portfolios sold	477	-	-	1,171	-	24
Receivable for policy-related transactions	-	33	30	-	43	-
Total assets	8,166,505	76,375,677	2,789,957	31,703,508	789,957	1,962,799

Liabilities:
Payable for shares of the Portfolios purchased	-	34	30	-	43	-
Payable for policy-related transactions	477	-	-	1,171	-	24
Total liabilities	477	34	30	1,171	43	24

Net Assets	$8,166,028	$76,375,643	$2,789,927	$31,702,337	$789,914	$1,962,775

Net Assets:
Accumulation unit values	$8,166,028	$76,375,643	$2,789,927	$31,702,337	$789,914	$1,962,775
Total Net Assets	$8,166,028	$76,375,643	$2,789,927	$31,702,337	$789,914	$1,962,775

Investments in shares of the Portfolios, at cost	8,423,272	51,899,115	2,347,184	18,030,248	827,355	1,996,699

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2025

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Assets:
Investments in shares of the Portfolios, at fair value	$56,375,599	$31,050,479	$321,561	$699,697	$8,878,570	$777,176
Receivable for shares of the Portfolios sold	-	842	-	10	-	31
Receivable for policy-related transactions	3,054	-	27	-	42	-
Total assets	56,378,653	31,051,321	321,588	699,707	8,878,612	777,207

Liabilities:
Payable for shares of the Portfolios purchased	3,054	-	27	-	42	-
Payable for policy-related transactions	-	842	-	10	-	31
Total liabilities	3,054	842	27	10	42	31

Net Assets	$56,375,599	$31,050,479	$321,561	$699,697	$8,878,570	$777,176

Net Assets:
Accumulation unit values	$56,375,599	$31,050,479	$321,561	$699,697	$8,878,570	$777,176
Total Net Assets	$56,375,599	$31,050,479	$321,561	$699,697	$8,878,570	$777,176

Investments in shares of the Portfolios, at cost	52,218,646	23,793,774	334,572	786,294	9,198,549	873,779

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2025

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Assets:
Investments in shares of the Portfolios, at fair value	$922,593	$2,572,225	$9,561,009	$65,823,169	$13,451,758	$8,183,925
Receivable for shares of the Portfolios sold	42	210	368	129	184	134
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	922,635	2,572,435	9,561,377	65,823,298	13,451,942	8,184,059

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	42	210	368	129	183	134
Total liabilities	42	210	368	129	183	134

Net Assets	$922,593	$2,572,225	$9,561,009	$65,823,169	$13,451,759	$8,183,925

Net Assets:
Accumulation unit values	$922,593	$2,572,225	$9,561,009	$65,823,169	$13,451,759	$8,183,925
Total Net Assets	$922,593	$2,572,225	$9,561,009	$65,823,169	$13,451,759	$8,183,925

Investments in shares of the Portfolios, at cost	804,808	2,662,638	8,482,810	41,122,253	12,221,295	5,799,039

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2025

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$1,395,529	$97,543,534	$12,651,432	$4,563,893	$10,936,092	$3,619,142
Receivable for shares of the Portfolios sold	-	2,361	-	77	-	-
Receivable for policy-related transactions	97	-	1,395	-	7,315	386
Total assets	1,395,626	97,545,895	12,652,827	4,563,970	10,943,407	3,619,528

Liabilities:
Payable for shares of the Portfolios purchased	97	-	1,395	-	7,315	386
Payable for policy-related transactions	-	2,361	-	77	-	-
Total liabilities	97	2,361	1,395	77	7,315	386

Net Assets	$1,395,529	$97,543,534	$12,651,432	$4,563,893	$10,936,092	$3,619,142

Net Assets:
Accumulation unit values	$1,395,529	$97,543,534	$12,651,432	$4,563,893	$10,936,092	$3,619,142
Total Net Assets	$1,395,529	$97,543,534	$12,651,432	$4,563,893	$10,936,092	$3,619,142

Investments in shares of the Portfolios, at cost	1,203,950	70,404,384	10,924,693	3,439,013	9,719,867	3,814,173

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2025

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Assets:
Investments in shares of the Portfolios, at fair value	$2,484,796	$6,111,701	$13,605,316	$1,654,332	$3,307,279	$1,364,029
Receivable for shares of the Portfolios sold	695	26,664	78	-	13	79
Receivable for policy-related transactions	-	-	-	383	-	-
Total assets	2,485,491	6,138,365	13,605,394	1,654,715	3,307,292	1,364,108

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	383	-	-
Payable for policy-related transactions	695	26,664	78	-	13	79
Total liabilities	695	26,664	78	383	13	79

Net Assets	$2,484,796	$6,111,701	$13,605,316	$1,654,332	$3,307,279	$1,364,029

Net Assets:
Accumulation unit values	$2,484,796	$6,111,701	$13,605,316	$1,654,332	$3,307,279	$1,364,029
Total Net Assets	$2,484,796	$6,111,701	$13,605,316	$1,654,332	$3,307,279	$1,364,029

Investments in shares of the Portfolios, at cost	2,663,118	6,114,916	16,447,707	1,663,023	3,598,959	1,198,888

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2025

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Assets:
Investments in shares of the Portfolios, at fair value	$1,156,638	$37,155,695	$6,366,601	$1,800,289	$383,252	$478,128
Receivable for shares of the Portfolios sold	16	526	314	-	3	-
Receivable for policy-related transactions	-	-	-	97	-	25
Total assets	1,156,654	37,156,221	6,366,915	1,800,386	383,255	478,153

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	97	-	25
Payable for policy-related transactions	16	526	314	-	3	-
Total liabilities	16	526	314	97	3	25

Net Assets	$1,156,638	$37,155,695	$6,366,601	$1,800,289	$383,252	$478,128

Net Assets:
Accumulation unit values	$1,156,638	$37,155,695	$6,366,601	$1,800,289	$383,252	$478,128
Total Net Assets	$1,156,638	$37,155,695	$6,366,601	$1,800,289	$383,252	$478,128

Investments in shares of the Portfolios, at cost	928,116	24,487,085	6,100,053	1,550,639	313,844	375,995

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2025

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$3,994,364	$636,620	$849,602	$10,580,911	$17,895,411	$27,884,387
Receivable for shares of the Portfolios sold	109	10	50	1,088	-	-
Receivable for policy-related transactions	-	-	-	-	8,333	7,632
Total assets	3,994,473	636,630	849,652	10,581,999	17,903,744	27,892,019

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	8,333	7,632
Payable for policy-related transactions	109	10	50	1,088	-	-
Total liabilities	109	10	50	1,088	8,333	7,632

Net Assets	$3,994,364	$636,620	$849,602	$10,580,911	$17,895,411	$27,884,387

Net Assets:
Accumulation unit values	$3,994,364	$636,620	$849,602	$10,580,911	$17,895,411	$27,884,387
Total Net Assets	$3,994,364	$636,620	$849,602	$10,580,911	$17,895,411	$27,884,387

Investments in shares of the Portfolios, at cost	3,790,574	518,075	676,893	6,441,308	12,963,809	20,025,727

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2025

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Assets:
Investments in shares of the Portfolios, at fair value	$14,416,083	$4,240,848	$1,832,052	$2,165,359
Receivable for shares of the Portfolios sold	308	9	13	-
Receivable for policy-related transactions	-	-	-	7,874
Total assets	14,416,391	4,240,857	1,832,065	2,173,233

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	7,874
Payable for policy-related transactions	308	9	13	-
Total liabilities	308	9	13	7,874

Net Assets	$14,416,083	$4,240,848	$1,832,052	$2,165,359

Net Assets:
Accumulation unit values	$14,416,083	$4,240,848	$1,832,052	$2,165,359
Total Net Assets	$14,416,083	$4,240,848	$1,832,052	$2,165,359

Investments in shares of the Portfolios, at cost	8,195,515	2,932,774	1,457,390	2,554,367

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

		Portfolio
	Share Class **	Shares Held
1290 VT Equity Income	Class IB	1,666,536
1290 VT GAMCO Small Company Value	Class IB	1,001,911
1290 VT Socially Responsible	Class IB	113,044
BNY Mellon Stock Index Fund, Inc.	Initial Shares	363,767
EQ/AB Small Cap Growth	Class IB	53,373
EQ/Aggressive Allocation	Class IB	185,517
EQ/All Asset Growth Allocation	Class IB	2,758,102
EQ/Capital Group Research	Class IB	832,899
EQ/Conservative Allocation	Class IB	38,789
EQ/Conservative-Plus Allocation	Class IB	84,301
EQ/Core Bond Index	Class IB	933,604
EQ/Core Plus Bond	Class IA	228,581
EQ/Global Equity Managed Volatility	Class IB	53,858
EQ/Intermediate Government Bond	Class IA	264,905
EQ/Janus Enterprise	Class IB	458,122
EQ/JPMorgan Growth Stock Portfolio	Class IB	939,526
EQ/Large Cap Growth Managed Volatility	Class IB	416,077
EQ/Large Cap Value Index	Class IB	721,687
EQ/Large Cap Value Managed Volatility	Class IB	76,677
EQ/Loomis Sayles Growth Portfolio	Class IB	8,061,449
EQ/MFS International Growth	Class IB	1,546,630
EQ/Mid Cap Index	Class IB	285,243
EQ/Mid Cap Value Managed Volatility	Class IB	715,713
EQ/Moderate Allocation	Class IB	298,609
EQ/Moderate-Plus Allocation	Class IB	257,492
EQ/Money Market	Class IA	6,111,701
EQ/Morgan Stanley Small Cap Growth	Class IB	1,456,672
EQ/PIMCO Ultra Short Bond	Class IB	167,612
EQ/Quality Bond PLUS	Class IB	425,100
EQ/Small Company Index	Class IB	110,091
EQ/Value Equity	Class IB	48,053
Fidelity® VIP Contrafund® Portfolio	Service Class	626,255
Franklin Income VIP Fund	Class 2	419,961
Franklin Rising Dividends VIP Fund	Class 2	64,204
Invesco V.I. Diversified Dividend Fund	Series 1	14,080
Invesco V.I. Global Core Equity Fund	Series 1	40,554
Invesco V.I. Global Fund	Service Class	110,038
Invesco V.I. Health Care Fund	Series 1	21,299
Invesco V.I. Technology Fund	Series 1	33,071
Janus Henderson Balanced Portfolio	Institutional Shares	189,418
Janus Henderson Enterprise Portfolio	Institutional Shares	214,111
Janus Henderson Forty Portfolio	Institutional Shares	355,178
Janus Henderson Forty Portfolio	Service Shares	130,706
Janus Henderson Global Research Portfolio	Institutional Shares	180,947
Janus Henderson Overseas Portfolio	Service Shares	79,986
MFS® Utilities Series	Initial Class	48,557
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	217,405

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2025

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
1290 VT Equity Income	0.60%	Class IB	$11.70	33,578
1290 VT Equity Income	0.35%	Class IB	$50.20	4,714
1290 VT Equity Income	0.35%	Class IB	$52.10	46,897
1290 VT Equity Income	0.35%	Class IB	$51.23	65,009
1290 VT Equity Income	0.75%	Class IB	$41.35	42,630

1290 VT GAMCO Small Company Value	0.35%	Class IB	$105.15	769
1290 VT GAMCO Small Company Value	0.35%	Class IB	$136.96	6,751
1290 VT GAMCO Small Company Value	0.35%	Class IB	$109.34	140,431
1290 VT GAMCO Small Company Value	0.35%	Class IB	$145.03	154,682
1290 VT GAMCO Small Company Value	0.75%	Class IB	$246.07	152,730

1290 VT Socially Responsible	0.35%	Class IB	$12.37	13,455
1290 VT Socially Responsible	0.35%	Class IB	$12.37	126,938
1290 VT Socially Responsible	0.75%	Class IB	$12.30	26,859
1290 VT Socially Responsible	0.35%	Class IB	$60.72	11,898

BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$69.10	16,794
BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$69.50	353,654
BNY Mellon Stock Index Fund, Inc.	0.75%	Initial Shares	$58.17	102,532

EQ/AB Small Cap Growth	0.35%	Class IB	$54.80	14,413

EQ/Aggressive Allocation	0.35%	Class IB	$28.10	39,937
EQ/Aggressive Allocation	0.35%	Class IB	$28.10	15,204
EQ/Aggressive Allocation	0.75%	Class IB	$26.09	15,849

EQ/All Asset Growth Allocation	0.35%	Class IB	$32.24	31
EQ/All Asset Growth Allocation	0.35%	Class IB	$30.53	71,921
EQ/All Asset Growth Allocation	0.35%	Class IB	$33.51	66,003
EQ/All Asset Growth Allocation	0.35%	Class IB	$30.94	305,895
EQ/All Asset Growth Allocation	0.75%	Class IB	$59.50	714,326

EQ/Capital Group Research	0.35%	Class IB	$24.36	1,460
EQ/Capital Group Research	0.35%	Class IB	$66.23	40,614
EQ/Capital Group Research	0.35%	Class IB	$97.25	58,665
EQ/Capital Group Research	0.35%	Class IB	$64.95	257,370
EQ/Capital Group Research	0.60%	Class IB	$71.71	40,467
EQ/Capital Group Research	0.75%	Class IB	$75.81	39,597

EQ/Conservative Allocation	0.35%	Class IB	$15.83	3,961
EQ/Conservative Allocation	0.35%	Class IB	$15.83	13,249
EQ/Conservative Allocation	0.75%	Class IB	$14.70	3,344

EQ/Conservative-Plus Allocation	0.35%	Class IB	$18.89	4,786
EQ/Conservative-Plus Allocation	0.35%	Class IB	$18.89	14,917
EQ/Conservative-Plus Allocation	0.75%	Class IB	$17.54	18,670

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Core Bond Index	0.35%	Class IB	$17.60	341
EQ/Core Bond Index	0.35%	Class IB	$16.90	38,325
EQ/Core Bond Index	0.35%	Class IB	$17.69	204,944
EQ/Core Bond Index	0.35%	Class IB	$17.15	182,033
EQ/Core Bond Index	0.60%	Class IB	$12.64	4,440
EQ/Core Bond Index	0.75%	Class IB	$12.34	115,094

EQ/Core Plus Bond	0.35%	Class IA	$18.03	43,107

EQ/Global Equity Managed Volatility	0.35%	Class IB	$86.24	10,698

EQ/Intermediate Government Bond	0.35%	Class IA	$14.86	502
EQ/Intermediate Government Bond	0.35%	Class IA	$17.47	41
EQ/Intermediate Government Bond	0.35%	Class IA	$14.86	77,389
EQ/Intermediate Government Bond	0.35%	Class IA	$17.41	56,152
EQ/Intermediate Government Bond	0.75%	Class IA	$19.49	22,395

EQ/Janus Enterprise	0.35%	Class IB	$45.63	532
EQ/Janus Enterprise	0.35%	Class IB	$73.83	2,397
EQ/Janus Enterprise	0.35%	Class IB	$45.96	164,325
EQ/Janus Enterprise	0.35%	Class IB	$71.44	25,304

EQ/JPMorgan Growth Stock Portfolio	0.35%	Class IB	$73.45	9,329
EQ/JPMorgan Growth Stock Portfolio	0.35%	Class IB	$74.20	250,195
EQ/JPMorgan Growth Stock Portfolio	0.75%	Class IB	$144.01	323,406

EQ/Large Cap Growth Managed Volatility	0.35%	Class IB	$71.51	9,168
EQ/Large Cap Growth Managed Volatility	0.35%	Class IB	$71.51	137,205
EQ/Large Cap Growth Managed Volatility	0.75%	Class IB	$65.93	45,268

EQ/Large Cap Value Index	0.35%	Class IB	$49.30	2,104
EQ/Large Cap Value Index	0.35%	Class IB	$52.41	2,213
EQ/Large Cap Value Index	0.35%	Class IB	$52.40	125,207
EQ/Large Cap Value Index	0.35%	Class IB	$52.12	26,924

EQ/Large Cap Value Managed Volatility	0.35%	Class IB	$36.51	14
EQ/Large Cap Value Managed Volatility	0.35%	Class IB	$37.56	37,137

EQ/Loomis Sayles Growth Portfolio	0.35%	Class IB	$88.55	6,482
EQ/Loomis Sayles Growth Portfolio	0.35%	Class IB	$86.02	75,701
EQ/Loomis Sayles Growth Portfolio	0.35%	Class IB	$90.50	199,126
EQ/Loomis Sayles Growth Portfolio	0.35%	Class IB	$88.43	759,342
EQ/Loomis Sayles Growth Portfolio	0.75%	Class IB	$64.45	82,049

EQ/MFS International Growth	0.35%	Class IB	$37.56	2,187
EQ/MFS International Growth	0.35%	Class IB	$39.97	128,845
EQ/MFS International Growth	0.75%	Class IB	$55.39	133,948

EQ/Mid Cap Index	0.35%	Class IB	$58.58	3,601
EQ/Mid Cap Index	0.35%	Class IB	$61.23	71,094

EQ/Mid Cap Value Managed Volatility	0.35%	Class IB	$44.06	2,672
EQ/Mid Cap Value Managed Volatility	0.35%	Class IB	$44.06	3,500
EQ/Mid Cap Value Managed Volatility	0.35%	Class IB	$44.06	171,778
EQ/Mid Cap Value Managed Volatility	0.35%	Class IB	$44.06	70,231

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Moderate Allocation	0.35%	Class IB	$20.14	36,553
EQ/Moderate Allocation	0.35%	Class IB	$20.14	56,745
EQ/Moderate Allocation	0.35%	Class IB	$20.14	50,289
EQ/Moderate Allocation	0.75%	Class IB	$18.70	38,910

EQ/Moderate-Plus Allocation	0.35%	Class IB	$24.17	51,066
EQ/Moderate-Plus Allocation	0.35%	Class IB	$24.17	41,622
EQ/Moderate-Plus Allocation	0.75%	Class IB	$22.44	10,912

EQ/Money Market	0.35%	Class IA	$12.62	269
EQ/Money Market	0.35%	Class IA	$12.62	6,272
EQ/Money Market	0.35%	Class IA	$12.62	277,827
EQ/Money Market	0.35%	Class IA	$12.62	107,105
EQ/Money Market	0.60%	Class IA	$12.00	374
EQ/Money Market	0.75%	Class IA	$11.64	100,210

EQ/Morgan Stanley Small Cap Growth	0.35%	Class IB	$18.46	1,999
EQ/Morgan Stanley Small Cap Growth	0.35%	Class IB	$18.46	35,416
EQ/Morgan Stanley Small Cap Growth	0.35%	Class IB	$18.46	226,959
EQ/Morgan Stanley Small Cap Growth	0.35%	Class IB	$18.46	424,663
EQ/Morgan Stanley Small Cap Growth	0.75%	Class IB	$44.32	20,054

EQ/PIMCO Ultra Short Bond	0.35%	Class IB	$16.21	541
EQ/PIMCO Ultra Short Bond	0.35%	Class IB	$16.16	560
EQ/PIMCO Ultra Short Bond	0.35%	Class IB	$16.30	72,643
EQ/PIMCO Ultra Short Bond	0.35%	Class IB	$16.20	27,904

EQ/Quality Bond PLUS	0.35%	Class IB	$20.02	5,104
EQ/Quality Bond PLUS	0.35%	Class IB	$20.12	78,422
EQ/Quality Bond PLUS	0.75%	Class IB	$26.05	62,460

EQ/Small Company Index	0.35%	Class IB	$64.75	21,064

EQ/Value Equity	0.35%	Class IB	$46.79	24,718

Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$106.02	18,912
Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$114.01	230,646
Fidelity® VIP Contrafund® Portfolio	0.75%	Service Class	$91.84	96,424

Franklin Income VIP Fund	0.35%	Class 2	$26.06	6,619
Franklin Income VIP Fund	0.35%	Class 2	$41.09	150,732

Franklin Rising Dividends VIP Fund	0.35%	Class 2	$71.64	25,129

Invesco V.I. Diversified Dividend Fund	0.35%	Series 1	$26.23	14,611

Invesco V.I. Global Core Equity Fund	0.35%	Series 1	$34.94	13,685

Invesco V.I. Global Fund	0.35%	Service Class	$78.65	50,788

Invesco V.I. Health Care Fund	0.35%	Series 1	$52.58	93
Invesco V.I. Health Care Fund	0.35%	Series 1	$51.90	12,173

Invesco V.I. Technology Fund	0.35%	Series 1	$71.69	11,851

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Concluded)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$62.09	9,834
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$63.22	135,120
Janus Henderson Balanced Portfolio	0.75%	Institutional Shares	$56.73	25,158

Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$48.82	10,398
Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$58.90	259,604
Janus Henderson Enterprise Portfolio	0.75%	Institutional Shares	$73.55	28,510

Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$108.17	13,899
Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$114.18	116,045
Janus Henderson Forty Portfolio	0.75%	Institutional Shares	$78.48	80,936
Janus Henderson Forty Portfolio	0.35%	Service Shares	$135.33	50,099

Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$38.07	15,207
Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$43.24	245,968
Janus Henderson Global Research Portfolio	0.75%	Institutional Shares	$28.52	112,266

Janus Henderson Overseas Portfolio	0.35%	Service Shares	$51.62	65
Janus Henderson Overseas Portfolio	0.35%	Service Shares	$51.75	81,880

MFS® Utilities Series	0.35%	Initial Class	$91.85	19,946

PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$25.64	202
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$23.36	1,966
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$25.55	57,815
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$24.63	25,868

*	Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations
For the year ended December 31, 2025

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$171,121	$462,037	$9,631	$305,147	$1,128	$26,929

Expenses:
Asset-based charges	35,748	399,273	10,214	124,924	2,591	6,708

Net Investment Income (Loss)	135,373	62,764	(583)	180,223	(1,463)	20,221

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	5,271	2,025,124	18,817	894,335	(3,537)	(2,792)
Realized gain distribution from the Portfolios	646,506	4,593,427	199,713	1,658,179	74,919	173,681
Net realized gain (loss) on investments	651,777	6,618,551	218,530	2,552,514	71,382	170,889

Net change in unrealized appreciation (depreciation) of investments	145,136	1,825,962	190,574	1,967,360	(5,129)	2,130
Net Realized and Unrealized Gain (Loss) on Investments	796,913	8,444,513	409,104	4,519,874	66,253	173,019

Net Increase (Decrease) in Net Assets Resulting from Operations	$932,286	$8,507,277	$408,521	$4,700,097	$64,790	$193,240

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2025

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*

Income and Expenses:		`
Investment Income:
Dividends from the Portfolios	$1,189,146	$130,004	$9,693	$17,431	$264,595	$39,346

Expenses:
Asset-based charges	350,046	119,969	959	3,653	36,906	2,715

Net Investment Income (Loss)	839,100	10,035	8,734	13,778	227,689	36,631

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	266,869	749,144	(4,046)	(4,708)	(29,801)	(8,527)
Realized gain distribution from the Portfolios	2,860,605	2,445,254	7,393	34,687	-	-
Net realized gain (loss) on investments	3,127,474	3,194,398	3,347	29,979	(29,801)	(8,527)

Net change in unrealized appreciation (depreciation) of investments	4,224,901	2,032,397	2,549	11,812	313,472	32,191
Net Realized and Unrealized Gain (Loss) on Investments	7,352,375	5,226,795	5,896	41,791	283,671	23,664

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,191,475	$5,236,830	$14,630	$55,569	$511,360	$60,295

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2025

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,170	$77,554	$-	$-	$12,686	$95,166

Expenses:
Asset-based charges	2,962	10,778	32,790	397,951	56,738	27,058

Net Investment Income (Loss)	4,208	66,776	(32,790)	(397,951)	(44,052)	68,108

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	4,512	(11,536)	127,081	2,539,796	181,474	223,642
Realized gain distribution from the Portfolios	90,002	-	833,899	9,868,958	1,877,531	452,787
Net realized gain (loss) on investments	94,514	(11,536)	960,980	12,408,754	2,059,005	676,429

Net change in unrealized appreciation (depreciation) of investments	48,072	71,019	(232,480)	(3,795,809)	(695,749)	311,875
Net Realized and Unrealized Gain (Loss) on Investments	142,586	59,483	728,500	8,612,945	1,363,256	988,304

Net Increase (Decrease) in Net Assets Resulting from Operations	$146,794	$126,259	$695,710	$8,214,994	$1,319,204	$1,056,412

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2025

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,473	$-	$115,061	$37,396	$127,310	$84,478

Expenses:
Asset-based charges	4,415	352,507	70,592	15,646	37,527	15,578

Net Investment Income (Loss)	14,058	(352,507)	44,469	21,750	89,783	68,900

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	16,581	2,442,385	145,225	104,188	138,695	(19,057)
Realized gain distribution from the Portfolios	112,467	7,398,036	1,039,211	270,681	756,057	201,795
Net realized gain (loss) on investments	129,048	9,840,421	1,184,436	374,869	894,752	182,738

Net change in unrealized appreciation (depreciation) of investments	(17,878)	1,833,178	967,178	(116,906)	(507,983)	92,343
Net Realized and Unrealized Gain (Loss) on Investments	111,170	11,673,599	2,151,614	257,963	386,769	275,081

Net Increase (Decrease) in Net Assets Resulting from Operations	$125,228	$11,321,092	$2,196,083	$279,713	$476,552	$343,981

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)

For the year ended December 31, 2025

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$46,462	$246,916	$37,468	$67,992	$114,066	$11,075

Expenses:
Asset-based charges	9,932	29,107	50,735	5,730	18,155	4,393

Net Investment Income (Loss)	36,530	217,809	(13,267)	62,262	95,911	6,682

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(32,384)	(2,431)	(311,866)	2,539	(22,861)	10,185
Realized gain distribution from the Portfolios	187,245	37	-	-	-	45,053
Net realized gain (loss) on investments	154,861	(2,394)	(311,866)	2,539	(22,861)	55,238

Net change in unrealized appreciation (depreciation) of investments	70,657	(2,803)	1,235,700	1,186	109,862	87,459
Net Realized and Unrealized Gain (Loss) on Investments	225,518	(5,197)	923,834	3,725	87,001	142,697

Net Increase (Decrease) in Net Assets Resulting from Operations	$262,048	$212,612	$910,567	$65,987	$182,912	$149,379

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2025

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$16,501	$17,661	$308,095	$15,084	$5,930	$6,341

Expenses:
Asset-based charges	3,884	155,366	21,321	6,338	1,280	1,578

Net Investment Income (Loss)	12,617	(137,705)	286,774	8,746	4,650	4,763

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	11,095	1,473,317	2,844	28,760	18,644	4,202
Realized gain distribution from the Portfolios	27,903	5,645,863	64,760	180,717	28,353	31,395
Net realized gain (loss) on investments	38,998	7,119,180	67,604	209,477	46,997	35,597

Net change in unrealized appreciation (depreciation) of investments	60,934	(321,417)	349,159	(20,991)	2,929	23,280
Net Realized and Unrealized Gain (Loss) on Investments	99,932	6,797,763	416,763	188,486	49,926	58,877

Net Increase (Decrease) in Net Assets Resulting from Operations	$112,549	$6,660,058	$703,537	$197,232	$54,576	$63,640

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2025

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$-	$-	$204,179	$35,903	$14,497

Expenses:
Asset-based charges	12,959	2,187	2,600	40,068	70,636	115,172

Net Investment Income (Loss)	(12,959)	(2,187)	(2,600)	164,111	(34,733)	(100,675)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	28,406	24,349	9,023	279,557	519,039	673,595
Realized gain distribution from the Portfolios	733,839	24,860	89,450	328,153	1,351,258	3,232,096
Net realized gain (loss) on investments	762,245	49,209	98,473	607,710	1,870,297	3,905,691

Net change in unrealized appreciation (depreciation) of investments	(237,503)	43,065	43,284	604,816	(592,128)	427,555
Net Realized and Unrealized Gain (Loss) on Investments	524,742	92,274	141,757	1,212,526	1,278,169	4,333,246

Net Increase (Decrease) in Net Assets Resulting from Operations	$511,783	$90,087	$139,157	$1,376,637	$1,243,436	$4,232,571

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Concluded)
For the year ended December 31, 2025

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$79,063	$51,156	$53,055	$94,986

Expenses:
Asset-based charges	60,185	13,276	6,364	7,355

Net Investment Income (Loss)	18,878	37,880	46,691	87,631

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	623,210	81,826	39,061	(39,860)
Realized gain distribution from the Portfolios	1,193,013	-	24,263	-
Net realized gain (loss) on investments	1,816,223	81,826	63,324	(39,860)

Net change in unrealized appreciation (depreciation) of investments	709,930	816,938	138,368	195,344
Net Realized and Unrealized Gain (Loss) on Investments	2,526,153	898,764	201,692	155,484

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,545,031	$936,644	$248,383	$243,115

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets
For the year ended December 31, 2025

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$135,373	$62,764	$(583)	$180,223	$(1,463)	$20,221
Net realized gain (loss) on investments	651,777	6,618,551	218,530	2,552,514	71,382	170,889
Net change in unrealized appreciation (depreciation) of investments	145,136	1,825,962	190,574	1,967,360	(5,129)	2,130

Net increase (decrease) in net assets resulting from operations	932,286	8,507,277	408,521	4,700,097	64,790	193,240

From Contractowners Transactions:
Payments received from Contractowners	236,646	1,498,272	46,900	524,351	21,869	64,792
Transfers between Variable Investment Options including guaranteed investment account, net	(30,940)	(321,435)	2,583	(381,330)	(15,874)	288,873
Redemptions for contract benefits and terminations	(306,566)	(4,031,243)	(81,951)	(963,364)	(58,594)	(109,639)
Contract maintenance charges	(374,489)	(2,494,223)	(86,160)	(801,999)	(30,420)	(63,352)

Net increase (decrease) in net assets resulting from contractowners transactions	(475,349)	(5,348,629)	(118,628)	(1,622,342)	(83,019)	180,674

Net increase (Decrease) in Net Assets	456,937	3,158,648	289,893	3,077,755	(18,229)	373,914

Net Assets - Beginning of Year	7,709,091	73,216,995	2,500,034	28,624,582	808,143	1,588,861
Net Assets - End of Year	$8,166,028	$76,375,643	$2,789,927	$31,702,337	$789,914	$1,962,775

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2025

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$839,100	$10,035	$8,734	$13,778	$227,689	$36,631
Net realized gain (loss) on investments	3,127,474	3,194,398	3,347	29,979	(29,801)	(8,527)
Net change in unrealized appreciation (depreciation) of investments	4,224,901	2,032,397	2,549	11,812	313,472	32,191

Net increase (decrease) in net assets resulting from operations	8,191,475	5,236,830	14,630	55,569	511,360	60,295

From Contractowners Transactions:
Payments received from Contractowners	2,404,270	798,168	7,888	17,006	653,161	45,541
Transfers between Variable Investment Options including guaranteed investment account, net	1,008	302,614	182,468	(9,663)	10,325	15,836
Redemptions for contract benefits and terminations	(2,963,793)	(1,654,494)	(35,782)	(108)	(441,048)	(64,487)
Contract maintenance charges	(3,233,187)	(1,246,381)	(13,114)	(37,301)	(660,412)	(39,281)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,791,702)	(1,800,093)	141,460	(30,066)	(437,974)	(42,391)

Net increase (Decrease) in Net Assets	4,399,773	3,436,737	156,090	25,503	73,386	17,904

Net Assets - Beginning of Year	51,975,826	27,613,742	165,471	674,194	8,805,184	759,272
Net Assets - End of Year	$56,375,599	$31,050,479	$321,561	$699,697	$8,878,570	$777,176

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2025

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,208	$66,776	$(32,790)	$(397,951)	$(44,052)	$68,108
Net realized gain (loss) on investments	94,514	(11,536)	960,980	12,408,754	2,059,005	676,429
Net change in unrealized appreciation (depreciation) of investments	48,072	71,019	(232,480)	(3,795,809)	(695,749)	311,875

Net increase (decrease) in net assets resulting from operations	146,794	126,259	695,710	8,214,994	1,319,204	1,056,412

From Contractowners Transactions:
Payments received from Contractowners	25,932	223,912	253,478	1,241,000	268,393	284,625
Transfers between Variable Investment Options including guaranteed investment account, net	4,891	76,056	48,755	(494,725)	(60,307)	33,837
Redemptions for contract benefits and terminations	(20,016)	(209,647)	(598,860)	(3,657,930)	(714,190)	(384,176)
Contract maintenance charges	(39,145)	(239,069)	(359,238)	(1,859,867)	(468,698)	(378,712)

Net increase (decrease) in net assets resulting from contractowners transactions	(28,338)	(148,748)	(655,865)	(4,771,522)	(974,802)	(444,426)

Net increase (Decrease) in Net Assets	118,456	(22,489)	39,845	3,443,472	344,402	611,986

Net Assets - Beginning of Year	804,137	2,594,714	9,521,164	62,379,697	13,107,357	7,571,939
Net Assets - End of Year	$922,593	$2,572,225	$9,561,009	$65,823,169	$13,451,759	$8,183,925

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2025

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,058	$(352,507)	$44,469	$21,750	$89,783	$68,900
Net realized gain (loss) on investments	129,048	9,840,421	1,184,436	374,869	894,752	182,738
Net change in unrealized appreciation (depreciation) of investments	(17,878)	1,833,178	967,178	(116,906)	(507,983)	92,343

Net increase (decrease) in net assets resulting from operations	125,228	11,321,092	2,196,083	279,713	476,552	343,981

From Contractowners Transactions:
Payments received from Contractowners	32,313	1,817,152	384,946	121,667	383,630	179,471
Transfers between Variable Investment Options including guaranteed investment account, net	98,101	(543,109)	8,827	3,545	92,263	(283,626)
Redemptions for contract benefits and terminations	(56,033)	(5,099,996)	(528,341)	(267,704)	(621,796)	(37,622)
Contract maintenance charges	(43,318)	(3,294,562)	(510,904)	(165,669)	(519,362)	(172,565)

Net increase (decrease) in net assets resulting from contractowners transactions	31,063	(7,120,515)	(645,472)	(308,161)	(665,265)	(314,342)

Net increase (Decrease) in Net Assets	156,291	4,200,577	1,550,611	(28,448)	(188,713)	29,639

Net Assets - Beginning of Year	1,239,238	93,342,957	11,100,821	4,592,341	11,124,805	3,589,503
Net Assets - End of Year	$1,395,529	$97,543,534	$12,651,432	$4,563,893	$10,936,092	$3,619,142

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2025

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$36,530	$217,809	$(13,267)	$62,262	$95,911	$6,682
Net realized gain (loss) on investments	154,861	(2,394)	(311,866)	2,539	(22,861)	55,238
Net change in unrealized appreciation (depreciation) of investments	70,657	(2,803)	1,235,700	1,186	109,862	87,459

Net increase (decrease) in net assets resulting from operations	262,048	212,612	910,567	65,987	182,912	149,379

From Contractowners Transactions:
Payments received from Contractowners	88,675	461,469	381,863	115,475	224,657	32,491
Transfers between Variable Investment Options including guaranteed investment account, net	(45,358)	(546,377)	62,034	73,191	(14,269)	25,368
Redemptions for contract benefits and terminations	(280,582)	(622,371)	(774,962)	(112,765)	(129,171)	(51,530)
Contract maintenance charges	(224,668)	(568,719)	(566,578)	(103,437)	(238,306)	(48,165)

Net increase (decrease) in net assets resulting from contractowners transactions	(461,933)	(1,275,998)	(897,643)	(27,536)	(157,089)	(41,836)

Net increase (Decrease) in Net Assets	(199,885)	(1,063,386)	12,924	38,451	25,823	107,543

Net Assets - Beginning of Year	2,684,681	7,175,087	13,592,392	1,615,881	3,281,456	1,256,486
Net Assets - End of Year	$2,484,796	$6,111,701	$13,605,316	$1,654,332	$3,307,279	$1,364,029

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2025

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,617	$(137,705)	$286,774	$8,746	$4,650	$4,763
Net realized gain (loss) on investments	38,998	7,119,180	67,604	209,477	46,997	35,597
Net change in unrealized appreciation (depreciation) of investments	60,934	(321,417)	349,159	(20,991)	2,929	23,280

Net increase (decrease) in net assets resulting from operations	112,549	6,660,058	703,537	197,232	54,576	63,640

From Contractowners Transactions:
Payments received from Contractowners	39,792	644,558	296,718	38,238	9,745	13,006
Transfers between Variable Investment Options including guaranteed investment account, net	2,354	(451,769)	(56,935)	(33,769)	(702)	(627)
Redemptions for contract benefits and terminations	(37,119)	(2,413,407)	(210,031)	(164,937)	(90,777)	(7,491)
Contract maintenance charges	(44,247)	(1,146,375)	(328,015)	(53,631)	(12,480)	(16,321)

Net increase (decrease) in net assets resulting from contractowners transactions	(39,220)	(3,366,993)	(298,263)	(214,099)	(94,214)	(11,433)

Net increase (Decrease) in Net Assets	73,329	3,293,065	405,274	(16,867)	(39,638)	52,207

Net Assets - Beginning of Year	1,083,309	33,862,630	5,961,327	1,817,156	422,890	425,921
Net Assets - End of Year	$1,156,638	$37,155,695	$6,366,601	$1,800,289	$383,252	$478,128

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2025

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,959)	$(2,187)	$(2,600)	$164,111	$(34,733)	$(100,675)
Net realized gain (loss) on investments	762,245	49,209	98,473	607,710	1,870,297	3,905,691
Net change in unrealized appreciation (depreciation) of investments	(237,503)	43,065	43,284	604,816	(592,128)	427,555

Net increase (decrease) in net assets resulting from operations	511,783	90,087	139,157	1,376,637	1,243,436	4,232,571

From Contractowners Transactions:
Payments received from Contractowners	89,660	30,658	11,590	297,361	373,606	409,940
Transfers between Variable Investment Options including guaranteed investment account, net	98,097	(1,193)	33,565	165,421	(139,045)	(130,554)
Redemptions for contract benefits and terminations	(164,097)	(136,864)	(24,646)	(424,090)	(1,306,986)	(1,314,845)
Contract maintenance charges	(116,409)	(45,653)	(19,140)	(418,356)	(640,824)	(810,973)

Net increase (decrease) in net assets resulting from contractowners transactions	(92,749)	(153,052)	1,369	(379,664)	(1,713,249)	(1,846,432)

Net increase (Decrease) in Net Assets	419,034	(62,965)	140,526	996,973	(469,813)	2,386,139

Net Assets - Beginning of Year	3,575,330	699,585	709,076	9,583,938	18,365,224	25,498,248
Net Assets - End of Year	$3,994,364	$636,620	$849,602	$10,580,911	$17,895,411	$27,884,387

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2025

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,878	$37,880	$46,691	$87,631
Net realized gain (loss) on investments	1,816,223	81,826	63,324	(39,860)
Net change in unrealized appreciation (depreciation) of investments	709,930	816,938	138,368	195,344

Net increase (decrease) in net assets resulting from operations	2,545,031	936,644	248,383	243,115

From Contractowners Transactions:
Payments received from Contractowners	414,828	145,957	52,844	109,496
Transfers between Variable Investment Options including guaranteed investment account, net	(152,395)	106,861	10,163	7,457
Redemptions for contract benefits and terminations	(967,895)	(231,540)	(166,093)	(110,111)
Contract maintenance charges	(567,476)	(164,569)	(59,224)	(109,845)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,272,938)	(143,291)	(162,310)	(103,003)

Net increase (Decrease) in Net Assets	1,272,093	793,353	86,073	140,112

Net Assets - Beginning of Year	13,143,990	3,447,495	1,745,979	2,025,247
Net Assets - End of Year	$14,416,083	$4,240,848	$1,832,052	$2,165,359

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets

For the year ended December 31, 2024

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$121,956	$29,722	$1,433	$201,594	$(490)	$27,410
Net realized gain (loss) on investments	621,414	7,589,208	1,086,364	3,047,095	75,989	81,952
Net change in unrealized appreciation (depreciation) of investments	(50,491)	(88,250)	(638,017)	2,694,154	23,322	77,469

Net increase (decrease) in net assets resulting from operations	692,879	7,530,680	449,780	5,942,843	98,821	186,831

From Contractowners Transactions:
Payments received from Contractowners	251,414	1,620,916	46,936	688,073	23,465	62,072
Transfers between Variable Investment Options including guaranteed investment account, net	9,465	(296,671)	22,297	(534,113)	(9,798)	(1,790)
Redemptions for contract benefits and terminations	(401,493)	(4,198,873)	(106,200)	(1,895,758)	(21,593)	(15,940)
Contract maintenance charges	(390,980)	(2,655,646)	(84,879)	(821,378)	(37,137)	(57,607)

Net increase (decrease) in net assets resulting from contractowners transactions	(531,594)	(5,530,274)	(121,846)	(2,563,176)	(45,063)	(13,265)

Net increase (Decrease) in Net Assets	161,285	2,000,406	327,934	3,379,667	53,758	173,566

Net Assets - Beginning of Year	7,547,806	71,216,589	2,172,100	25,244,915	754,385	1,415,295
Net Assets - End of Year	$7,709,091	$73,216,995	$2,500,034	$28,624,582	$808,143	$1,588,861

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$853,059	$314,834	$4,293	$14,277	$179,826	$36,192
Net realized gain (loss) on investments	1,356,789	3,832,483	2,474	16,113	(50,892)	(4,203)
Net change in unrealized appreciation (depreciation) of investments	2,892,698	2,477,085	188	14,800	51,325	(39,526)

Net increase (decrease) in net assets resulting from operations	5,102,546	6,624,402	6,955	45,190	180,259	(7,537)

From Contractowners Transactions:
Payments received from Contractowners	2,581,904	806,184	13,765	21,812	695,527	50,943
Transfers between Variable Investment Options including guaranteed investment account, net	328,557	(665,509)	24,154	8,818	42,223	16,363
Redemptions for contract benefits and terminations	(2,938,409)	(1,470,700)	(117)	(67,335)	(424,774)	(19,938)
Contract maintenance charges	(3,372,375)	(1,261,630)	(20,903)	(41,104)	(698,979)	(45,831)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,400,323)	(2,591,655)	16,899	(77,809)	(386,003)	1,537

Net increase (Decrease) in Net Assets	1,702,223	4,032,747	23,854	(32,619)	(205,744)	(6,000)

Net Assets - Beginning of Year	50,273,603	23,580,995	141,617	706,813	9,010,928	765,272
Net Assets - End of Year	$51,975,826	$27,613,742	$165,471	$674,194	$8,805,184	$759,272

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,261	$53,293	$(31,702)	$(372,943)	$(12,511)	$83,511
Net realized gain (loss) on investments	102,304	(16,805)	851,817	5,690,074	1,727,434	670,222
Net change in unrealized appreciation (depreciation) of investments	(16,904)	17,130	372,546	10,909,886	1,393,162	173,683

Net increase (decrease) in net assets resulting from operations	92,661	53,618	1,192,661	16,227,017	3,108,085	927,416

From Contractowners Transactions:
Payments received from Contractowners	26,401	283,998	260,755	1,333,630	288,540	326,324
Transfers between Variable Investment Options including guaranteed investment account, net	(4,979)	18,435	(54,814)	(185,203)	(41,086)	95,657
Redemptions for contract benefits and terminations	(58,000)	(177,911)	(439,616)	(4,333,794)	(984,950)	(600,229)
Contract maintenance charges	(42,525)	(291,737)	(373,300)	(1,966,391)	(485,742)	(409,128)

Net increase (decrease) in net assets resulting from contractowners transactions	(79,103)	(167,215)	(606,975)	(5,151,758)	(1,223,238)	(587,376)

Net increase (Decrease) in Net Assets	13,558	(113,597)	585,686	11,075,259	1,884,847	340,040

Net Assets - Beginning of Year	790,579	2,708,311	8,935,478	51,304,438	11,222,510	7,231,899
Net Assets - End of Year	$804,137	$2,594,714	$9,521,164	$62,379,697	$13,107,357	$7,571,939

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,821	$(314,142)	$17,469	$23,719	$113,875	$80,803
Net realized gain (loss) on investments	143,656	18,575,224	784,387	433,255	1,413,983	129,910
Net change in unrealized appreciation (depreciation) of investments	833	5,936,107	78,082	90,553	(357,293)	42,729

Net increase (decrease) in net assets resulting from operations	159,310	24,197,189	879,938	547,527	1,170,565	253,442

From Contractowners Transactions:
Payments received from Contractowners	37,877	1,892,601	405,592	132,483	415,322	133,520
Transfers between Variable Investment Options including guaranteed investment account, net	(33,543)	(397,339)	33,700	(17,575)	(80,008)	(33,916)
Redemptions for contract benefits and terminations	(48,376)	(5,394,230)	(808,645)	(321,879)	(488,204)	(9,635)
Contract maintenance charges	(43,803)	(3,308,183)	(526,952)	(176,418)	(558,158)	(170,332)

Net increase (decrease) in net assets resulting from contractowners transactions	(87,845)	(7,207,151)	(896,305)	(383,389)	(711,048)	(80,363)

Net increase (Decrease) in Net Assets	71,465	16,990,038	(16,367)	164,138	459,517	173,079

Net Assets - Beginning of Year	1,167,773	76,352,919	11,117,188	4,428,203	10,665,288	3,416,424
Net Assets - End of Year	$1,239,238	$93,342,957	$11,100,821	$4,592,341	$11,124,805	$3,589,503

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,267	$281,293	$(44,001)	$66,805	$81,899	$11,418
Net realized gain (loss) on investments	133,594	2,068	(502,456)	1,243	(34,992)	92,765
Net change in unrealized appreciation (depreciation) of investments	67,806	(662)	2,842,170	17,231	(7,769)	27,453

Net increase (decrease) in net assets resulting from operations	255,667	282,699	2,295,713	85,279	39,138	131,636

From Contractowners Transactions:
Payments received from Contractowners	91,729	714,537	412,703	126,364	250,191	36,587
Transfers between Variable Investment Options including guaranteed investment account, net	110,676	79,782	1,821	10,758	47,055	(16,913)
Redemptions for contract benefits and terminations	(29,175)	(90,394)	(555,990)	(91,079)	(185,226)	(96,551)
Contract maintenance charges	(235,082)	(747,958)	(569,176)	(107,090)	(263,770)	(53,049)

Net increase (decrease) in net assets resulting from contractowners transactions	(61,852)	(44,033)	(710,642)	(61,047)	(151,750)	(129,926)

Net increase (Decrease) in Net Assets	193,815	238,666	1,585,071	24,232	(112,612)	1,710

Net Assets - Beginning of Year	2,490,866	6,936,421	12,007,321	1,591,649	3,394,068	1,254,776
Net Assets - End of Year	$2,684,681	$7,175,087	$13,592,392	$1,615,881	$3,281,456	$1,256,486

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,891	$(115,631)	$285,955	$12,559	$6,399	$3,204
Net realized gain (loss) on investments	55,005	5,219,820	20,592	126,463	19,755	10,787
Net change in unrealized appreciation (depreciation) of investments	11,307	3,687,849	83,407	47,293	22,657	49,400

Net increase (decrease) in net assets resulting from operations	73,203	8,792,038	389,954	186,315	48,811	63,391

From Contractowners Transactions:
Payments received from Contractowners	41,963	698,126	287,223	44,838	11,701	13,522
Transfers between Variable Investment Options including guaranteed investment account, net	(19,344)	(114,731)	58,288	(61,663)	(3,021)	(3,161)
Redemptions for contract benefits and terminations	(30,253)	(1,872,143)	(246,773)	(122,980)	(7,406)	(23,967)
Contract maintenance charges	(45,708)	(1,172,330)	(323,827)	(66,237)	(14,808)	(17,539)

Net increase (decrease) in net assets resulting from contractowners transactions	(53,342)	(2,461,078)	(225,089)	(206,042)	(13,534)	(31,145)

Net increase (Decrease) in Net Assets	19,861	6,330,960	164,865	(19,727)	35,277	32,246

Net Assets - Beginning of Year	1,063,448	27,531,670	5,796,462	1,836,883	387,613	393,675
Net Assets - End of Year	$1,083,309	$33,862,630	$5,961,327	$1,817,156	$422,890	$425,921

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,562)	$(2,646)	$(2,224)	$155,290	$59,719	$(86,991)
Net realized gain (loss) on investments	259,280	4,911	31,022	217,378	1,067,267	1,992,880
Net change in unrealized appreciation (depreciation) of investments	255,139	25,281	155,100	910,645	1,366,376	3,901,512

Net increase (decrease) in net assets resulting from operations	501,857	27,546	183,898	1,283,313	2,493,362	5,807,401

From Contractowners Transactions:
Payments received from Contractowners	98,566	37,471	10,904	324,140	387,280	423,552
Transfers between Variable Investment Options including guaranteed investment account, net	(63,249)	2,116	(19,354)	(47,372)	(58,319)	(151,268)
Redemptions for contract benefits and terminations	(146,139)	(4,786)	(21,062)	(323,468)	(676,300)	(1,419,038)
Contract maintenance charges	(126,230)	(55,056)	(18,728)	(429,202)	(678,564)	(791,456)

Net increase (decrease) in net assets resulting from contractowners transactions	(237,052)	(20,255)	(48,240)	(475,902)	(1,025,903)	(1,938,210)

Net increase (Decrease) in Net Assets	264,805	7,291	135,658	807,411	1,467,459	3,869,191

Net Assets - Beginning of Year	3,310,525	692,294	573,418	8,776,527	16,897,765	21,629,057
Net Assets - End of Year	$3,575,330	$699,585	$709,076	$9,583,938	$18,365,224	$25,498,248

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2024

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$39,528	$33,908	$32,979	$63,364
Net realized gain (loss) on investments	962,562	64,210	60,139	(25,252)
Net change in unrealized appreciation (depreciation) of investments	1,595,279	91,245	82,369	(54,096)

Net increase (decrease) in net assets resulting from operations	2,597,369	189,363	175,487	(15,984)

From Contractowners Transactions:
Payments received from Contractowners	429,052	151,553	57,536	114,265
Transfers between Variable Investment Options including guaranteed investment account, net	91,204	(15,997)	13,128	113,861
Redemptions for contract benefits and terminations	(890,026)	(200,080)	(106,089)	(43,190)
Contract maintenance charges	(571,891)	(159,663)	(57,763)	(109,946)

Net increase (decrease) in net assets resulting from contractowners transactions	(941,661)	(224,187)	(93,188)	74,990

Net increase (Decrease) in Net Assets	1,655,708	(34,824)	82,299	59,006

Net Assets - Beginning of Year	11,488,282	3,482,319	1,663,680	1,966,241
Net Assets - End of Year	$13,143,990	$3,447,495	$1,745,979	$2,025,247

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

1. Organization

Equitable America Variable Account L (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable Financial”) on February 19, 1985. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission (“SEC”), and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options (“Portfolios”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	EQ Advisors Trust*
Invesco V.I. Diversified Dividend Fund	1290 VT Equity Income (1)
Invesco V.I. Global Core Equity Fund	1290 VT GAMCO Small Company Value
Invesco V.I. Global Fund	1290 VT Socially Responsible (1)
Invesco V.I. Health Care Fund	EQ/AB Small Cap Growth (1)
Invesco V.I. Technology Fund	EQ/Aggressive Allocation
EQ/All Asset Growth Allocation
BNY Mellon Investment Adviser, Inc.	EQ/Capital Group Research (1)
BNY Mellon Stock Index Fund, Inc.	EQ/Conservative Allocation

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

Variable Investment Options, continued:

EQ Advisors Trust* (continued)	Fidelity® Variable Insurance Products Fund
EQ/Conservative-Plus Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Core Bond Index (1)
EQ/Core Plus Bond	Franklin Templeton Variable Insurance Products Trust
EQ/Global Equity Managed Volatility (1)	Franklin Income VIP Fund
EQ/Intermediate Government Bond	Franklin Rising Dividends VIP Fund
EQ/Janus Enterprise (1)
EQ/JPMorgan Growth Stock Portfolio	Janus Aspen Series
EQ/Large Cap Growth Managed Volatility	Janus Henderson Balanced Portfolio
EQ/Large Cap Value Index (1)	Janus Henderson Enterprise Portfolio
EQ/Large Cap Value Managed Volatility (1)	Janus Henderson Forty Portfolio
EQ/Loomis Sayles Growth Portfolio	Janus Henderson Global Research Portfolio
EQ/MFS International Growth	Janus Henderson Overseas Portfolio
EQ/Mid Cap Index (1)
EQ/Mid Cap Value Managed Volatility (1)	MFS® Variable Insurance Trust
EQ/Moderate Allocation	MFS® Utilities Series
EQ/Moderate-Plus Allocation
EQ/Money Market	PIMCO Variable Insurance Trust
EQ/Morgan Stanley Small Cap Growth	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index (1)
EQ/Value Equity

* An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1) Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

The Account holds assets that are segregated from all of Equitable Financial's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, LLC.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial's other assets and liabilities. The assets of the Account are the property of Equitable Financial. However, the portion of the Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account ("General Account").

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial's General Account to provide for other policy benefits. Equitable Financial's General Account assets support Equitable Financial’s insurance and annuity obligations and are subject to Equitable Financial’s General Account liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Life Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

3. Fair Value Disclosures

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets

b)	Quoted prices for identical or similar assets in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values:

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2025 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

4. Segment Reporting

Equitable Financial Life Insurance Company (“EFLIC”) and Equitable Financial Life Insurance Company of America (“Equitable Financial”) (collectively referred to as the “Company”) have identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where Contractholders can choose from various investment options across different asset classes, which allow Contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5. Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Equity Income	$977,282	$670,753
1290 VT GAMCO Small Company Value	5,475,863	6,168,301
1290 VT Socially Responsible	229,736	149,235
BNY Mellon Stock Index Fund, Inc.	2,560,742	2,344,681
EQ/AB Small Cap Growth	86,064	95,627
EQ/Aggressive Allocation	545,801	171,225
EQ/All Asset Growth Allocation	4,693,775	4,785,772
EQ/Capital Group Research	3,678,031	3,022,836
EQ/Conservative Allocation	461,476	303,890
EQ/Conservative-Plus Allocation	63,449	45,050
EQ/Core Bond Index	587,505	797,790
EQ/Core Plus Bond	74,466	80,227
EQ/Global Equity Managed Volatility	102,342	36,470

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

	Purchases	Sales
EQ/Intermediate Government Bond	$286,669	$368,641
EQ/Janus Enterprise	995,403	850,159
EQ/JPMorgan Growth Stock Portfolio	10,210,013	5,510,528
EQ/Large Cap Growth Managed Volatility	1,984,580	1,125,903
EQ/Large Cap Value Index	820,300	743,831
EQ/Large Cap Value Managed Volatility	242,898	85,310
EQ/Loomis Sayles Growth Portfolio	8,072,789	8,147,774
EQ/MFS International Growth	1,364,023	925,815
EQ/Mid Cap Index	375,299	391,028
EQ/Mid Cap Value Managed Volatility	1,139,002	958,427
EQ/Moderate Allocation	420,103	463,751
EQ/Moderate-Plus Allocation	295,337	533,496
EQ/Money Market	6,236,245	7,294,397
EQ/Morgan Stanley Small Cap Growth	294,926	1,205,836
EQ/PIMCO Ultra Short Bond	218,630	183,904
EQ/Quality Bond PLUS	218,456	279,634
EQ/Small Company Index	119,552	109,654
EQ/Value Equity	62,005	60,706
Fidelity® VIP Contrafund® Portfolio	5,882,006	3,740,841
Franklin Income VIP Fund	500,719	447,447
Franklin Rising Dividends VIP Fund	208,202	232,838
Invesco V.I. Diversified Dividend Fund	39,708	100,919
Invesco V.I. Global Core Equity Fund	45,151	20,426
Invesco V.I. Global Fund	894,622	266,491
Invesco V.I. Health Care Fund	34,276	164,654
Invesco V.I. Technology Fund	128,504	40,285
Janus Henderson Balanced Portfolio	851,698	739,098
Janus Henderson Enterprise Portfolio	1,543,545	1,940,269
Janus Henderson Forty Portfolio	3,883,205	2,598,216
Janus Henderson Global Research Portfolio	1,434,570	1,495,616
Janus Henderson Overseas Portfolio	242,489	347,900
MFS® Utilities Series	115,007	206,363
PIMCO Global Bond Opportunities Portfolio (Unhedged)	169,488	184,860

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

The units issued and redeemed for the year ended December 31, 2025 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	IB	5,682	16,104	(10,422)
1290 VT GAMCO Small Company Value	IB	3,079	37,667	(34,588)
1290 VT Socially Responsible	IB	1,465	10,612	(9,147)
BNY Mellon Stock Index Fund, Inc.	Initial	10,349	36,533	(26,184)
EQ/AB Small Cap Growth	IB	202	1,841	(1,639)
EQ/Aggressive Allocation	IB	13,493	6,771	6,722
EQ/All Asset Growth Allocation	IB	14,999	104,116	(89,117)
EQ/Capital Group Research	IB	17,821	43,744	(25,923)
EQ/Conservative Allocation	IB	30,592	21,520	9,072
EQ/Conservative-Plus Allocation	IB	642	2,331	(1,689)
EQ/Core Bond Index	IB	20,438	50,225	(29,787)
EQ/Core Plus Bond	IA	2,008	4,416	(2,408)
EQ/Global Equity Managed Volatility	IB	66	438	(372)
EQ/Intermediate Government Bond	IA	13,374	21,415	(8,041)
EQ/Janus Enterprise	IB	3,337	16,332	(12,995)
EQ/JPMorgan Growth Stock Portfolio	IB	3,042	49,860	(46,818)
EQ/Large Cap Growth Managed Volatility	IB	1,466	16,317	(14,851)
EQ/Large Cap Value Index	IB	5,427	14,859	(9,432)
EQ/Large Cap Value Managed Volatility	IB	3,019	2,239	780
EQ/Loomis Sayles Growth Portfolio	IB	8,427	96,123	(87,696)
EQ/MFS International Growth	IB	4,432	19,689	(15,257)
EQ/Mid Cap Index	IB	1,154	6,466	(5,312)
EQ/Mid Cap Value Managed Volatility	IB	5,954	21,823	(15,869)
EQ/Moderate Allocation	IB	7,026	23,079	(16,053)
EQ/Moderate-Plus Allocation	IB	2,708	23,487	(20,779)
EQ/Money Market	IA	493,424	597,795	(104,371)
EQ/Morgan Stanley Small Cap Growth	IB	12,681	59,929	(47,248)
EQ/PIMCO Ultra Short Bond	IB	9,409	11,139	(1,730)
EQ/Quality Bond PLUS	IB	4,818	11,407	(6,589)
EQ/Small Company Index	IB	1,039	1,745	(706)
EQ/Value Equity	IB	399	1,292	(893)
Fidelity® VIP Contrafund® Portfolio	Service	2,344	37,744	(35,400)
Franklin Income VIP Fund	Class 2	3,343	11,095	(7,752)
Franklin Rising Dividends VIP Fund	Class 2	185	3,316	(3,131)
Invesco V.I. Diversified Dividend Fund	Series 1	225	4,209	(3,984)
Invesco V.I. Global Core Equity Fund	Series 1	225	579	(354)
Invesco V.I. Global Fund	Service	2,107	3,421	(1,314)
Invesco V.I. Health Care Fund	Series 1	199	3,424	(3,225)
Invesco V.I. Technology Fund	Series 1	549	572	(23)
Janus Henderson Balanced Portfolio	Institutional	5,604	11,887	(6,283)
Janus Henderson Enterprise Portfolio	Institutional	2,708	31,620	(28,912)
Janus Henderson Forty Portfolio	Institutional	5,788	22,694	(16,906)
Janus Henderson Forty Portfolio	Service	1,665	4,130	(2,465)
Janus Henderson Global Research Portfolio	Institutional	5,258	41,160	(35,902)
Janus Henderson Overseas Portfolio	Service	3,901	7,310	(3,409)
MFS® Utilities Series	Initial	434	2,274	(1,840)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	3,060	7,455	(4,395)

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

6. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class B shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.93% to a high of 1.22% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.12% to 0.35% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Financial and Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Financial Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

7. Contractowner Charges and Asset-based Charges

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate Equitable Financial. Equitable Financial may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

Premium Charge: This charge is deducted from each premium payment and is netted against Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0.35% to a high of 0.75%.

Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

Partial Surrender Charge: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

8. Financial Highlights

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Units Outstanding
	Share Class+	2025	2024	2023	2022	2021
1290 VT Equity Income	IA	-	-	13,069	16,059	16,732
1290 VT Equity Income	IB	192,828	203,250	180,151	193,451	207,692
1290 VT GAMCO Small Company Value	IB	455,363	489,951	528,272	569,259	606,759
1290 VT Socially Responsible	IA	-	-	50,589	55,868	60,147
1290 VT Socially Responsible	IB	179,150	188,297	13,240	15,703	17,466
BNY Mellon Stock Index Fund, Inc.	Initial	472,980	499,164	547,836	575,243	600,830
EQ/AB Small Cap Growth	IA	-	-	17,009	17,277	17,725
EQ/AB Small Cap Growth	IB	14,413	16,052	-	-	-
EQ/Aggressive Allocation	IB	70,990	64,268	64,840	63,692	64,599
EQ/All Asset Growth Allocation	IB	1,158,176	1,247,293	1,329,163	1,412,734	1,491,165
EQ/Capital Group Research	IA	-	-	513,100	550,413	590,833
EQ/Capital Group Research	IB	438,173	464,096	-	-	-
EQ/Conservative Allocation	IB	20,554	11,482	10,166	13,201	14,581
EQ/Conservative-Plus Allocation	IB	38,373	40,062	44,743	47,235	50,811
EQ/Core Bond Index	IA	-	-	601,049	634,971	653,808
EQ/Core Bond Index	IB	545,177	574,964	-	-	-
EQ/Core Plus Bond	IA	43,107	45,515	45,405	49,005	50,613

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

		Units Outstanding
	Share Class+	2025	2024	2023	2022	2021
EQ/Global Equity Managed Volatility	IA	-	-	12,214	13,744	14,502
EQ/Global Equity Managed Volatility	IB	10,698	11,070	-	-	-
EQ/Intermediate Government Bond	IA	156,479	164,520	174,829	183,769	189,676
EQ/Janus Enterprise	IA	-	-	219,463	233,249	246,055
EQ/Janus Enterprise	IB	192,558	205,554	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	582,930	629,748	685,583	801,549	847,804
EQ/Large Cap Growth Managed Volatility	IB	191,641	206,492	229,404	243,736	259,752
EQ/Large Cap Value Index	IA	-	-	179,266	207,666	217,007
EQ/Large Cap Value Index	IB	156,448	165,880	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	-	38,980	43,544	44,327
EQ/Large Cap Value Managed Volatility	IB	37,151	36,371	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	1,122,700	1,210,396	1,321,677	1,419,973	1,500,229
EQ/MFS International Growth	IB	264,980	280,237	303,168	328,687	351,136
EQ/Mid Cap Index	IA	-	-	87,008	91,539	95,446
EQ/Mid Cap Index	IB	74,695	80,007	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	-	281,684	298,193	314,643
EQ/Mid Cap Value Managed Volatility	IB	248,181	264,052	-	-	-
EQ/Moderate Allocation	IB	182,497	198,550	203,061	165,394	175,244
EQ/Moderate-Plus Allocation	IB	103,600	124,379	127,367	153,550	167,874
EQ/Money Market	IA	492,057	596,428	600,911	652,871	761,439
EQ/Morgan Stanley Small Cap Growth	IB	709,091	756,339	802,298	865,288	915,555
EQ/PIMCO Ultra Short Bond	IB	101,648	103,378	107,399	113,799	115,815
EQ/Quality Bond PLUS	IB	145,986	152,575	159,803	165,271	173,163
EQ/Small Company Index	IA	-	-	24,073	26004	26740
EQ/Small Company Index	IB	21,064	21,770	-	-	-
EQ/Value Equity	IB	24,718	25,611	26,866	28,594	29,269
Fidelity® VIP Contrafund® Portfolio	Service	345,982	381,382	413,905	454,595	481,892
Franklin Income VIP Fund	Class 2	157,351	165,103	171,371	188,646	195,082
Franklin Rising Dividends VIP Fund	Class 2	25,129	28,260	31,537	34,348	35,714
Invesco V.I. Diversified Dividend Fund	Series 1	14,611	18,595	19,228	21,519	22,804
Invesco V.I. Global Core Equity Fund	Series 1	13,685	14,039	15,109	17,190	18,369
Invesco V.I. Global Fund	Service	50,788	52,102	55662	59,638	60,926
Invesco V.I. Health Care Fund	Series 1	12,266	15,491	15,912	19,168	21,242
Invesco V.I. Technology Fund	Series 1	11,851	11,874	12,847	13,505	13,970
Janus Henderson Balanced Portfolio	Institutional	170,112	176,395	185,707	199,508	212,272
Janus Henderson Enterprise Portfolio	Institutional	298,512	327,424	346,973	377,342	403,940
Janus Henderson Forty Portfolio	Institutional	210,880	227,786	250,403	263,545	278,985
Janus Henderson Forty Portfolio	Service	50,099	52,564	55,511	59,841	61,831
Janus Henderson Global Research Portfolio	Institutional	373,441	409,343	444,819	487,621	512,118
Janus Henderson Overseas Portfolio	Service	81,945	85,354	90,704	97,832	100,876
MFS® Utilities Series	Initial	19,946	21,786	23,107	23,715	24,503
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	85,851	90,246	86,805	98,322	102,347

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

		Unit Value
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	$0.00	$0.00	$31.63	$31.63	$30.05	$30.05	$28.68	$28.68	$27.99	$27.99
1290 VT Equity Income	IB	41.35	52.10	36.89	46.29	33.85	42.31	32.35	40.28	31.62	39.20
1290 VT GAMCO Small Company Value	IB	246.07	145.03	219.74	129.00	198.43	116.02	165.15	96.18	186.27	108.04
1290 VT Socially Responsible	IA	-	-	37.44	36.31	32.70	31.65	25.84	24.91	33.41	32.08
1290 VT Socially Responsible	IB	12.30	60.72	10.57	51.98	42.87	42.87	33.74	33.74	43.48	43.48
BNY Mellon Stock Index Fund, Inc.	Initial	58.17	69.50	49.87	59.34	40.30	47.77	32.25	38.06	39.77	46.76
EQ/AB Small Cap Growth	IA	-	-	45.78	45.78	44.35	44.35	37.80	37.80	53.03	53.03
EQ/AB Small Cap Growth	IB	54.80	54.80	50.34	50.34	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	26.09	28.10	23.27	24.96	20.62	22.03	17.54	18.66	21.64	22.94
EQ/All Asset Growth Allocation	IB	59.50	33.51	51.15	28.69	46.36	25.90	40.91	22.77	48.20	26.71
EQ/Capital Group Research	IA	-	-	57.13	72.85	49.45	62.93	40.51	51.35	50.37	63.59
EQ/Capital Group Research	IB	75.81	97.25	63.74	81.44	-	-	-	-	-	-
EQ/Conservative Allocation	IB	14.70	15.83	13.78	14.78	13.26	14.17	12.38	13.18	14.27	15.13
EQ/Conservative-Plus Allocation	IB	17.54	18.89	16.21	17.39	15.26	16.30	13.86	14.75	16.34	17.32
EQ/Core Bond Index	IA	-	-	11.50	16.39	11.49	16.35	11.08	15.69	12.23	17.26
EQ/Core Bond Index	IB	12.34	17.69	11.68	16.69	-	-	-	-	-	-
EQ/Core Plus Bond	IA	18.03	18.03	16.68	16.68	16.85	16.85	16.18	16.18	18.65	18.65
EQ/Global Equity Managed Volatility	IA	-	-	71.42	71.42	64.73	64.73	53.53	53.53	67.95	67.95
EQ/Global Equity Managed Volatility	IB	86.24	86.24	72.64	72.64	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	19.49	17.47	18.61	16.62	18.31	16.29	17.76	15.73	19.37	17.10
EQ/Janus Enterprise	IA	-	-	39.01	63.11	37.26	60.28	31.95	51.69	38.43	62.18
EQ/Janus Enterprise	IB	45.63	73.83	42.38	68.56	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	144.01	74.20	126.44	64.89	95.23	48.68	65.57	33.38	107.66	54.59
EQ/Large Cap Growth Managed Volatility	IB	65.93	71.51	59.81	64.61	46.31	49.83	33.57	35.98	48.73	52.01
EQ/Large Cap Value Index	IA	-	-	40.43	42.98	38.02	40.42	34.46	36.63	37.68	40.05
EQ/Large Cap Value Index	IB	49.30	52.41	43.02	45.74	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	-	31.34	32.25	29.12	29.96	25.64	26.38	29.10	29.94
EQ/Large Cap Value Managed Volatility	IB	36.51	37.56	33.12	34.07	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	64.45	90.50	57.42	80.30	43.25	60.24	30.31	42.05	42.40	58.59

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

		Unit Value
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/MFS International Growth	IB	$55.39	$39.97	$46.14	$33.17	$42.74	$30.60	$37.64	$26.84	$44.72	$31.76
EQ/Mid Cap Index	IA	-	-	51.55	53.88	48.78	50.99	42.29	44.20	49.12	51.34
EQ/Mid Cap Index	IB	58.58	61.23	55.02	57.51	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	-	39.03	39.03	37.86	37.86	33.57	33.57	39.43	39.43
EQ/Mid Cap Value Managed Volatility	IB	44.06	44.06	42.13	42.13	-	-	-	-	-	-
EQ/Moderate Allocation	IB	18.70	20.14	17.09	18.34	15.96	17.05	14.31	15.23	17.06	18.08
EQ/Moderate-Plus Allocation	IB	22.44	24.17	20.27	21.75	18.44	19.70	16.11	17.14	19.57	20.74
EQ/Money Market	IA	11.64	12.62	11.32	12.23	10.89	11.72	10.51	11.26	10.47	11.18
EQ/Morgan Stanley Small Cap Growth	IB	44.32	18.46	41.58	17.25	34.70	14.34	26.01	10.70	46.90	19.23
EQ/PIMCO Ultra Short Bond	IB	16.16	16.30	15.53	15.66	14.72	14.85	13.98	14.11	14.12	14.24
EQ/Quality Bond PLUS	IB	26.05	20.12	24.69	19.00	24.45	18.74	23.63	18.04	26.52	20.16
EQ/Small Company Index	IA	-	-	52.17	52.17	52.12	52.12	44.78	44.78	56.04	56.04
EQ/Small Company Index	IB	64.75	64.75	57.72	57.72	-	-	-	-	-	-
EQ/Value Equity	IB	46.79	46.79	42.30	42.30	39.58	39.58	33.23	33.23	39.29	39.29
Fidelity® VIP Contrafund® Portfolio	Service	91.84	114.01	76.24	94.26	57.48	70.78	43.43	53.27	59.44	72.61
Franklin Income VIP Fund	Class 2	26.06	41.09	23.23	36.64	21.75	34.30	20.09	31.68	21.33	33.64
Franklin Rising Dividends VIP Fund	Class 2	71.64	71.64	64.30	64.30	58.25	58.25	52.15	52.15	58.52	58.52
Invesco V.I. Diversified Dividend Fund	Series 1	26.23	26.23	22.74	22.74	20.16	20.16	18.55	18.55	18.93	18.93
Invesco V.I. Global Core Equity Fund	Series 1	34.94	34.94	30.34	30.34	26.06	26.06	21.48	21.48	27.59	27.59
Invesco V.I. Global Fund	Service	78.65	78.65	68.62	68.62	59.48	59.48	44.39	44.39	65.45	65.45
Invesco V.I. Health Care Fund	Series 1	51.90	52.58	45.16	45.75	43.50	44.08	42.37	42.94	49.06	49.70
Invesco V.I. Technology Fund	Series 1	71.69	71.69	59.72	59.72	44.63	44.63	30.48	30.48	50.94	50.94
Janus Henderson Balanced Portfolio	Institutional	56.73	63.22	49.66	55.12	43.35	47.92	37.84	41.67	45.61	50.02
Janus Henderson Enterprise Portfolio	Institutional	73.55	58.90	68.83	54.90	59.99	47.65	51.19	40.50	61.35	48.35
Janus Henderson Forty Portfolio	Institutional	78.48	114.18	66.93	96.98	52.49	75.76	37.78	54.32	57.29	82.03
Janus Henderson Forty Portfolio	Service	135.33	135.33	115.22	115.22	90.24	90.24	64.84	64.84	98.18	98.18
Janus Henderson Global Research Portfolio	Institutional	28.52	43.24	23.76	35.89	19.37	29.14	15.39	23.07	19.25	28.72
Janus Henderson Overseas Portfolio	Service	51.62	51.75	40.29	40.39	38.29	38.39	34.75	34.84	38.25	38.35
MFS® Utilities Series	Initial	91.85	91.85	68.23	80.14	69.03	72.03	70.77	73.83	70.48	73.54
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	23.36	25.64	20.79	22.82	20.96	23.02	19.99	21.94	22.54	24.74

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

	Net Assets (000’s)
	2025	2024	2023	2022	2021
1290 VT Equity Income	$8,166	$7,709	$7,548	$7,776	$8,140
1290 VT GAMCO Small Company Value	76,376	73,217	71,217	63,695	76,494
1290 VT Socially Responsible	2,790	2,500	2,172	1,925	2,694
BNY Mellon Stock Index Fund, Inc.	31,702	28,625	25,245	21,158	27,181
EQ/AB Small Cap Growth	790	808	754	653	940
EQ/Aggressive Allocation	1,963	1,589	1,415	1,179	1,472
EQ/All Asset Growth Allocation	56,376	51,976	50,274	47,069	58,329
EQ/Capital Group Research	31,050	27,614	23,581	20,695	27,498
EQ/Conservative Allocation	322	165	142	171	217
EQ/Conservative-Plus Allocation	700	674	707	677	857
EQ/Core Bond Index	8,879	8,805	9,011	9,130	10,353
EQ/Core Plus Bond	777	759	765	793	944
EQ/Global Equity Managed Volatility	923	804	791	736	985
EQ/Intermediate Government Bond	2,572	2,595	2,708	2,756	3,098
EQ/Janus Enterprise	9,561	9,521	8,935	8,136	10,353
EQ/JPMorgan Growth Stock Portfolio	65,823	62,380	51,304	40,193	69,371
EQ/Large Cap Growth Managed Volatility	13,452	13,107	11,223	8,616	13,286
EQ/Large Cap Value Index	8,184	7,572	7,232	7,592	8,675
EQ/Large Cap Value Managed Volatility	1,396	1,239	1,168	1,149	1,327
EQ/Loomis Sayles Growth Portfolio	97,544	93,343	76,353	57,290	84,342
EQ/MFS International Growth	12,651	11,101	11,117	10,591	13,526
EQ/Mid Cap Index	4,564	4,592	4,428	4,039	4,892
EQ/Mid Cap Value Managed Volatility	10,936	11,125	10,665	10,009	12,405
EQ/Moderate Allocation	3,619	3,590	3,416	2,476	3,120
EQ/Moderate-Plus Allocation	2,485	2,685	2,491	2,613	3,450
EQ/Money Market	6,112	7,175	6,936	7,269	8,381
EQ/Morgan Stanley Small Cap Growth	13,605	13,592	12,007	9,702	18,449
EQ/PIMCO Ultra Short Bond	1,654	1,616	1,592	1,602	1,646
EQ/Quality Bond PLUS	3,307	3,281	3,394	3,385	3,966
EQ/Small Company Index	1,364	1,256	1,255	1,164	1,499
EQ/Value Equity	1,157	1,083	1,063	950	1,150
Fidelity® VIP Contrafund® Portfolio	37,156	33,863	27,532	22,747	32,890
Franklin Income VIP Fund	6,367	5,961	5,796	5,903	6,485
Franklin Rising Dividends VIP Fund	1,800	1,817	1,837	1,791	2,090
Invesco V.I. Diversified Dividend Fund	383	423	388	399	432
Invesco V.I. Global Core Equity Fund	478	426	394	369	507
Invesco V.I. Global Fund	3,994	3,575	3,311	2,647	3,988
Invesco V.I. Health Care Fund	637	700	692	812	1,042
Invesco V.I. Technology Fund	850	709	573	412	712
Janus Henderson Balanced Portfolio	10,581	9,584	8,777	8,191	10,472
Janus Henderson Enterprise Portfolio	17,895	18,365	16,898	15,670	20,029
Janus Henderson Forty Portfolio	27,884	25,498	21,629	16,466	26,206
Janus Henderson Global Research Portfolio	14,416	13,144	11,488	9,949	13,048
Janus Henderson Overseas Portfolio	4,241	3,447	3,482	3,408	3,868
MFS® Utilities Series	1,832	1,746	1,664	1,750	1,801
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,165	2,025	1,966	2,118	2,484

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

	Income Ratio *
	2025	2024	2023	2022	2021
1290 VT Equity Income	2.16%	2.06%	1.98%	1.74%	1.54%
1290 VT GAMCO Small Company Value	0.62	0.59	0.62	0.50	0.65
1290 VT Socially Responsible	0.36	0.47	0.71	0.58	0.44
BNY Mellon Stock Index Fund, Inc.	1.01	1.19	1.42	1.27	1.15
EQ/AB Small Cap Growth	0.14	0.29	0.24	0.12	0.00
EQ/Aggressive Allocation	1.52	2.24	1.41	0.83	4.24
EQ/All Asset Growth Allocation	2.19	2.33	1.85	1.22	3.93
EQ/Capital Group Research	0.44	1.65	0.34	0.15	0.00
EQ/Conservative Allocation	3.98	3.29	2.11	1.35	1.46
EQ/Conservative-Plus Allocation	2.54	2.62	2.01	1.20	2.25
EQ/Core Bond Index	2.99	2.45	2.06	1.58	1.39
EQ/Core Plus Bond	5.12	5.10	2.26	2.32	1.34
EQ/Global Equity Managed Volatility	0.83	1.27	0.85	0.32	0.89
EQ/Intermediate Government Bond	3.00	2.45	2.65	0.91	0.70
EQ/Janus Enterprise	0.00	0.01	0.03	0.00	0.10
EQ/JPMorgan Growth Stock Portfolio	-	-	-	-	-
EQ/Large Cap Growth Managed Volatility	0.10	0.34	0.42	0.06	0.00
EQ/Large Cap Value Index	1.21	1.49	1.54	1.39	1.28
EQ/Large Cap Value Managed Volatility	1.40	1.59	1.61	1.24	0.99
EQ/Loomis Sayles Growth Portfolio	-	-	-	-	-
EQ/MFS International Growth	0.97	0.76	1.24	0.78	0.23
EQ/Mid Cap Index	0.82	0.89	0.98	0.90	0.63
EQ/Mid Cap Value Managed Volatility	1.15	1.40	1.40	0.88	0.58
EQ/Moderate Allocation	2.34	2.74	2.16	1.18	2.62
EQ/Moderate-Plus Allocation	1.80	2.50	1.50	1.02	3.48
EQ/Money Market	3.72	4.40	4.25	0.99	0.00
EQ/Morgan Stanley Small Cap Growth	0.28	0.01	0.00	0.01	-
EQ/PIMCO Ultra Short Bond	4.16	4.52	3.96	1.36	0.41
EQ/Quality Bond PLUS	3.46	3.01	2.13	0.64	0.77
EQ/Small Company Index	0.85	1.27	1.11	0.85	0.66
EQ/Value Equity	1.47	1.01	1.13	1.01	0.68
Fidelity® VIP Contrafund® Portfolio	0.05	0.09	0.39	0.37	0.05
Franklin Income VIP Fund	5.00	5.22	5.04	4.75	4.78
Franklin Rising Dividends VIP Fund	0.83	1.05	0.93	0.74	0.87
Invesco V.I. Diversified Dividend Fund	1.47	1.94	1.88	1.87	2.28
Invesco V.I. Global Core Equity Fund	1.40	1.14	0.55	0.32	1.01
Invesco V.I. Global Fund	-	-	-	-	0.00
Invesco V.I. Health Care Fund	-	-	-	0.00	0.20
Invesco V.I. Technology Fund	-	-	-	-	-
Janus Henderson Balanced Portfolio	2.03	2.10	2.09	1.32	0.90
Janus Henderson Enterprise Portfolio	0.20	0.75	0.16	0.35	0.32
Janus Henderson Forty Portfolio	0.05	0.09	0.18	0.14	0.00
Janus Henderson Global Research Portfolio	0.57	0.78	0.92	1.51	0.53
Janus Henderson Overseas Portfolio	1.33	1.35	1.43	1.57	1.06
MFS® Utilities Series	2.97	2.28	3.44	2.38	1.69
PIMCO Global Bond Opportunities Portfolio (Unhedged)	4.53	3.53	2.29	1.42	4.91

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

		Expense Ratio **
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	0.00%	0.00%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
1290 VT Equity Income	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT GAMCO Small Company Value	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	IA	-	-	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	IB	0.35	0.75	0.35	0.75	0.35	0.35	0.35	0.35	0.35	0.35
BNY Mellon Stock Index Fund, Inc.	Initial	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/AB Small Cap Growth	IA	-	-	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/AB Small Cap Growth	IB	0.35	0.35	0.35	0.35	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/All Asset Growth Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Capital Group Research	IA	-	-	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Capital Group Research	IB	0.35	0.75	0.35	0.75	-	-	-	-	-	-
EQ/Conservative Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Conservative-Plus Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Bond Index	IA	-	-	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Bond Index	IB	0.35	0.75	0.35	0.75	-	-	-	-	-	-
EQ/Core Plus Bond	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Global Equity Managed Volatility	IA	-	-	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Global Equity Managed Volatility	IB	0.35	0.35	0.35	0.35	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Janus Enterprise	IA	-	-	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Janus Enterprise	IB	0.35	0.35	0.35	0.35	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Large Cap Growth Managed Volatility	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Large Cap Value Index	IA	-	-	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Value Index	IB	0.35	0.35	0.35	0.35	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	-	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Value Managed Volatility	IB	0.35	0.35	0.35	0.35	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/MFS International Growth	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Mid Cap Index	IA	-	-	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Mid Cap Index	IB	0.35	0.35	0.35	0.35	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	-	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Mid Cap Value Managed Volatility	IB	0.35	0.35	0.35	0.35	-	-	-	-	-	-

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

		Expense Ratio **
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate Allocation	IB	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%
EQ/Moderate-Plus Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Money Market	IA	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Morgan Stanley Small Cap Growth	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/PIMCO Ultra Short Bond	IB	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Quality Bond PLUS	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Small Company Index	IA	-	-	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Small Company Index	IB	0.35	0.35	0.35	0.35	-	-	-	-	-	-
EQ/Value Equity	IB	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Fidelity® VIP Contrafund® Portfolio	Service	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Franklin Income VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Franklin Rising Dividends VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Diversified Dividend Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Core Equity Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Fund	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Health Care Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Technology Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Balanced Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Enterprise Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Global Research Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Overseas Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
MFS® Utilities Series	Initial	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

		Total Return ***
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	-	-	5.28%	5.28%	4.78%	4.78%	2.47%	2.47%	25.63%	25.63%
1290 VT Equity Income	IB	12.09%	12.54%	3.31%	9.41%	4.63%	5.05%	2.32%	2.73%	25.44%	25.95%
1290 VT GAMCO Small Company Value	IB	11.98%	12.43%	10.74%	11.19%	20.15%	20.63%	(11.34)%	(10.98)%	24.20%	24.70%
1290 VT Socially Responsible	IA	-	-	14.51%	14.73%	26.55%	27.06%	(22.67)%	(22.36)%	29.34%	29.86%
1290 VT Socially Responsible	IB	16.34%	16.81%	5.46%	21.25%	27.06%	27.06%	(22.38)%	(22.38)%	29.86%	29.86%
BNY Mellon Stock Index Fund, Inc.	Initial	16.65%	17.12%	23.73%	24.22%	24.99%	25.49%	(18.93)%	(18.60)%	27.45%	27.96%
EQ/AB Small Cap Growth	IA	-	-	3.23%	3.23%	17.32%	17.32%	(28.71)%	(28.71)%	12.52%	12.52%
EQ/AB Small Cap Growth	IB	8.86%	8.86%	9.97%	9.97%	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	12.10%	12.55%	12.88%	13.34%	17.55%	18.02%	(18.97)%	(18.64)%	16.31%	16.77%
EQ/All Asset Growth Allocation	IB	16.32%	16.79%	10.33%	10.78%	13.31%	13.76%	(15.11)%	(14.77)%	10.10%	10.54%
EQ/Capital Group Research	IA	-	-	15.54%	15.76%	22.07%	22.56%	(19.57)%	(19.25)%	22.14%	22.63%
EQ/Capital Group Research	IB	18.94%	19.41%	11.56%	11.80%	-	-	-	-	-	-
EQ/Conservative Allocation	IB	6.69%	7.12%	3.85%	4.27%	7.15%	7.57%	(13.25)%	(12.90)%	1.94%	2.35%
EQ/Conservative-Plus Allocation	IB	8.21%	8.65%	6.22%	6.65%	10.10%	10.54%	(15.19)%	(14.85)%	5.94%	6.36%
EQ/Core Bond Index	IA	-	-	0.04%	0.23%	3.78%	4.19%	(9.42)%	(9.06)%	(2.83)%	(2.44)%
EQ/Core Bond Index	IB	5.60%	6.03%	1.61%	1.83%	-	-	-	-	-	-
EQ/Core Plus Bond	IA	8.08%	8.08%	(1.02)%	(1.02)%	4.16%	4.16%	(13.24)%	(13.24)%	(2.03)%	(2.03)%
EQ/Global Equity Managed Volatility	IA	-	-	10.35%	10.35%	20.91%	20.91%	(21.22)%	(21.22)%	15.49%	15.49%
EQ/Global Equity Managed Volatility	IB	18.72%	18.72%	1.71%	1.71%	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	4.73%	5.15%	1.63%	2.04%	3.10%	3.51%	(8.33)%	(7.97)%	(2.86)%	(2.47)%
EQ/Janus Enterprise	IA	-	-	4.69%	4.69%	16.61%	16.61%	(16.86)%	(16.86)%	16.43%	16.43%
EQ/Janus Enterprise	IB	7.68%	7.68%	8.65%	8.65%	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	13.89%	14.35%	32.78%	33.31%	45.23%	45.81%	(39.10)%	(38.85)%	12.98%	13.43%
EQ/Large Cap Growth Managed Volatility	IB	10.24%	10.68%	29.14%	29.66%	37.95%	38.50%	(31.10)%	(30.82)%	23.45%	23.94%
EQ/Large Cap Value Index	IA	-	-	6.32%	6.32%	10.34%	10.34%	(8.54)%	(8.54)%	23.85%	23.85%
EQ/Large Cap Value Index	IB	14.60%	14.60%	6.42%	6.42%	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	-	7.64%	7.64%	13.57%	13.57%	(11.89)%	(11.89)%	24.39%	24.39%
EQ/Large Cap Value Managed Volatility	IB	10.25%	10.25%	5.66%	5.66%	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	12.25%	12.70%	32.76%	33.30%	42.67%	43.24%	(28.51)%	(28.23)%	15.31%	15.77%
EQ/MFS International Growth	IB	20.04%	20.52%	7.96%	8.39%	13.53%	13.98%	(15.82)%	(15.48)%	8.61%	9.04%
EQ/Mid Cap Index	IA	-	-	5.68%	5.68%	15.35%	15.35%	(13.90)%	(13.90)%	23.45%	23.45%
EQ/Mid Cap Index	IB	6.46%	6.46%	6.73%	6.73%	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	-	3.08%	3.08%	12.80%	12.80%	(14.86)%	(14.86)%	26.96%	26.96%
EQ/Mid Cap Value Managed Volatility	IB	4.59%	4.59%	7.94%	7.94%	-	-	-	-	-	-

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

		Total Return ***
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate Allocation	IB	9.39%	9.83%	7.10%	7.54%	4.86%	11.96%	(16.10)%	(15.76)%	7.61%	8.04%
EQ/Moderate-Plus Allocation	IB	10.67%	11.11%	9.94%	10.38%	14.47%	14.92%	(17.68)%	(17.35)%	11.83%	12.28%
EQ/Money Market	IA	2.81%	3.22%	3.89%	4.31%	3.67%	4.09%	0.34%	0.74%	(0.56)%	(0.16)%
EQ/Morgan Stanley Small Cap Growth	IB	6.58%	7.01%	19.82%	20.31%	33.40%	33.93%	(44.54)%	(44.32)%	1.91%	2.31%
EQ/PIMCO Ultra Short Bond	IB	4.11%	4.11%	5.47%	5.47%	5.26%	5.26%	(0.95)%	(0.95)%	(0.80)%	(0.80)%
EQ/Quality Bond PLUS	IB	5.48%	5.91%	1.01%	1.42%	3.44%	3.86%	(10.88)%	(10.52)%	(2.85)%	(2.46)%
EQ/Small Company Index	IA	-	-	0.09%	0.09%	16.40%	16.40%	(20.09)%	(20.09)%	14.66%	14.66%
EQ/Small Company Index	IB	12.20%	12.20%	10.62%	10.62%	-	-	-	-	-	-
EQ/Value Equity	IB	10.62%	10.62%	6.86%	6.86%	19.10%	19.10%	(15.40)%	(15.40)%	24.93%	24.93%
Fidelity® VIP Contrafund® Portfolio	Service	20.47%	20.95%	32.63%	33.16%	32.35%	32.87%	(26.93)%	(26.64)%	26.76%	27.26%
Franklin Income VIP Fund	Class 2	12.16%	12.16%	6.83%	6.83%	8.24%	8.24%	(5.80)%	(5.80)%	16.35%	16.35%
Franklin Rising Dividends VIP Fund	Class 2	11.41%	11.41%	10.40%	10.40%	11.68%	11.68%	(10.88)%	(10.88)%	26.35%	26.35%
Invesco V.I. Diversified Dividend Fund	Series 1	15.34%	15.34%	12.82%	12.82%	8.67%	8.67%	(2.02)%	(2.02)%	18.48%	18.48%
Invesco V.I. Global Core Equity Fund	Series 1	15.16%	15.16%	16.44%	16.44%	21.30%	21.30%	(22.15)%	(22.15)%	15.57%	15.57%
Invesco V.I. Global Fund	Service	14.61%	14.61%	15.38%	15.38%	33.98%	33.98%	(32.17)%	(32.17)%	14.77%	14.77%
Invesco V.I. Health Care Fund	Series 1	14.92%	14.92%	3.80%	3.80%	2.66%	2.66%	(13.62)%	(13.62)%	11.91%	11.91%
Invesco V.I. Technology Fund	Series 1	20.05%	20.05%	33.80%	33.80%	46.43%	46.43%	(40.16)%	(40.16)%	14.01%	14.01%
Janus Henderson Balanced Portfolio	Institutional	14.25%	14.70%	14.56%	15.02%	14.55%	15.01%	(17.02)%	(16.69)%	16.32%	16.79%
Janus Henderson Enterprise Portfolio	Institutional	6.87%	7.30%	14.74%	15.20%	17.19%	17.66%	(16.57)%	(16.23)%	15.96%	16.42%
Janus Henderson Forty Portfolio	Institutional	17.26%	17.73%	27.50%	28.02%	38.92%	39.47%	(34.05)%	(33.78)%	21.98%	22.47%
Janus Henderson Forty Portfolio	Service	17.45%	17.45%	27.69%	27.69%	39.17%	39.17%	(33.96)%	(33.96)%	22.17%	22.17%
Janus Henderson Global Research Portfolio	Institutional	20.01%	20.50%	22.65%	23.15%	25.83%	26.34%	(20.01)%	(19.69)%	17.21%	17.68%
Janus Henderson Overseas Portfolio	Service	28.13%	28.13%	5.21%	5.21%	10.20%	10.20%	(9.15)%	(9.15)%	12.89%	12.89%
MFS® Utilities Series	Initial	14.61%	14.61%	(1.17)%	11.27%	(2.45)%	(2.45)%	0.40%	0.40%	13.69%	13.69%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	12.36%	12.36%	(0.85)%	(0.85)%	4.89%	4.89%	(11.31)%	(11.31)%	(4.49)%	(4.49)%

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2025

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (concluded)

December 31, 2025

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Based on this evaluation, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements

Equitable Financial is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an allstock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.